Shareholder Report, Line Graph (Details) - USD ($)			3 Months Ended	5 Months Ended	6 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended		17 Months Ended	23 Months Ended	29 Months Ended	35 Months Ended	41 Months Ended
	Nov. 01, 2024	May 20, 2022	Jan. 31, 2025	Oct. 31, 2022	Apr. 30, 2025	Jul. 31, 2025	Apr. 30, 2023	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2023	Apr. 30, 2024	Oct. 31, 2024	Apr. 30, 2025	Oct. 31, 2025
C000234047 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									iShares U.S. Long Credit Bond Index Fund
Accumulated Value		$ 10,000		$ 8,716			$ 10,003			$ 8,786	$ 9,754	$ 10,440	$ 10,327	$ 11,053
C000234048 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									iShares U.S. Intermediate Credit Bond Index Fund
Accumulated Value		10,000		9,551			10,153			9,888	10,404	10,938	11,274	11,716
C000234049 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									iShares U.S. Long Government Bond Index Fund
Accumulated Value		10,000		8,294			9,331			7,617	8,204	8,760	8,744	9,045
C000234050 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									iShares U.S. Intermediate Government Bond Index Fund
Accumulated Value		10,000		9,582			10,009			9,734	9,987	10,407	10,780	11,001
C000234051 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									iShares U.S. Securitized Bond Index Fund
Accumulated Value		10,000		9,229			9,839			9,180	9,649	10,212	10,521	10,963
C000253864 [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,375		$ 10,154	$ 10,637			$ 11,311
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		9,280			9,921			9,313	9,776	10,295	10,560	10,929
S And P Total Market Index [Member]
Account Value [Line Items]
Accumulated Value	10,000		10,618		9,733	11,136		$ 12,041
Bloomberg U S Long Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Long Credit Index
Accumulated Value		10,000		8,730			10,005			8,784	9,745	10,435	10,332	11,063
Bloomberg U S Intermediate Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Intermediate Credit Index
Accumulated Value		10,000		9,544			10,143			9,880	10,386	10,918	11,254	11,686
Bloomberg U S Government Long Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Government: Long Index
Accumulated Value		10,000		8,291			9,311			7,590	8,175	8,736	8,720	9,013
Bloomberg U S Government Intermediate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Government: Intermediate Index
Accumulated Value		10,000		9,581			9,995			9,721	9,969	10,394	10,760	10,986
Bloomberg U S Securitized MBS ABS and CMBS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Securitized: MBS, ABS, and CMBS Index
Accumulated Value		$ 10,000		$ 9,222			$ 9,836			$ 9,168	$ 9,652	$ 10,207	$ 10,518	$ 10,951
Bloomberg Enhanced Roll Yield Total Return Index [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,381		$ 10,166	$ 10,665		$ 11,330